Statements of Cash Flows	12 Months Ended
	Apr. 30, 2024 JPY (¥)	Apr. 30, 2024 USD ($)	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥ (336,150,672)	$ (2,133,750)	¥ (382,305,039)	$ (2,426,717)	¥ (602,474,568)
Adjustment to reconcile net loss to net cash generated from operating activities:
Depreciation expense	1,083,322	6,876	778,611		309,508
Loan origination fee	231,000	1,466	231,000		244,233
Deferred tax expense	(188,496)	(1,196)	122,261		15,978,261
Foreign currency exchange gain	(40,720,270)	(258,476)	(243,159)
Unrealized loss on digital assets	6,235	40	629,195
Share-based compensation expense	1,616,463	10,261			670,000,000
Changes in assets and liabilities
Accounts receivable	(9,777,013)	(62,061)	41,324,791		(31,572,765)
Contract assets	(40,359,303)	(256,184)
Prepayments	(5,636,235)	(35,777)	2,848,747		(1,083,020)
Short-term deposits			55		(3,096,564)
Digital assets	699,410	4,440	(1,379,502)
Other current assets, net	235,977	1,498	54,369		(87,296)
Long-term deposits			(10,000)
Income taxes, net	19,002,669	120,621	(57,557,091)		28,148,718
Contract liabilities	(1,397,470)	(8,871)	1,397,470		(108,544)
Other payables and accrued liabilities	18,186,406	115,440	(5,574,747)		24,000,359
Lease obligations net cash	(696,250)	(4,420)	(54,168)		8,366
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(393,864,227)	(2,500,093)	(399,737,207)		100,266,688
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of time deposit	(100,000,000)	(634,759)
Proceeds from liquidation of equity method investments					4,559,728
Purchases of property and equipment	(336,193)	(2,131)	(1,627,539)		(984,370)
Refund of security deposit					187,000
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(100,336,193)	(636,890)	(1,627,539)		3,762,358
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares for cash	781,200,000	4,958,738			200,134,000
Proceeds from exercise of share options	1,875,000	11,904
Proceeds from loans			150,000,000
Repayment of loans	(24,050,000)	(152,660)	(16,250,000)		(11,000,000)
Payments on deferred initial public offering (“IPO”) costs	(114,170,860)	(724,710)	(212,160,121)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	644,854,140	4,093,272	(78,410,121)		189,134,000
EFFECT OF EXCHANGE RATE	40,857,242	259,345	243,159
CHANGE IN CASH AND RESTRICTED CASH	191,510,962	1,215,634	(479,531,708)		293,163,046
CASH AND RESTRICTED CASH, AT BEGINNING OF PERIOD	177,886,393	1,129,151	657,418,101		364,255,055
CASH AND RESTRICTED CASH, AT PERIOD END	369,397,355	2,344,785	177,886,393	1,129,151	657,418,101
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	3,329,689	21,136	2,479,492		1,032,588
Income taxes	(19,147,994)	(121,544)	22,619,600		290,000
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	16,456,602	104,460			16,434,689
RECONCILIATION OF CASH AND RESTRICTED CASH REPORTED IN THE BALANCE SHEETS:
Cash	337,911,102	2,144,923	177,886,393		657,418,101
Restricted cash	31,486,253	199,862
CASH AND RESTRICTED CASH, AT PERIOD END	¥ 369,397,355	$ 2,344,785	¥ 177,886,393	$ 1,129,151	¥ 657,418,101